LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of Lease Cost	The lease cost was as follows:
	Year ended December 31, 2022	Year ended December 31, 2021

Operating lease expenses	1,316	2,080

Schedule Of Supplemental Cash Flow Information Related To Leases

Supplemental cash flow information related to leases was as follows:

	Year ended December 31, 2022	Year ended December 31, 2021

Operating cash flows from operating leases	1,316	2,226
Right-of-use assets obtained in exchange for lease obligations (non-cash)	318	399

Schedule of Operating Cash Flows

Supplemental balance sheet information related to operating leases is as follows:

	December 31, 2022	December 31, 2021
Operating Leases
Operating lease right-of-use assets	2,477	3,114

Current operating lease liabilities	904	1,169
Non-current operating lease liabilities	1,535	1,989
Total operating lease liabilities	2,439	3,158

Weighted Average Remaining Lease Term
Operating leases - Israel	2 years	2 years
Operating leases – United States	4 years	5 years
Weighted Average discount rate
Operating leases - Israel	4.5%	4.5%
Operating leases – United States	4.84%	4.84%

Schedule of Maturities of Lease Liabilities

As of December 31, 2022, the maturities of lease liabilities were as follows:

Year	Amount
2023	938
2024	835
2025	454
2026	246
2027 and after	-
Total lease payments	2,473
Less imputed interest	(34)
Total	$2,439